Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit loss	$ 7,404		$ 6,155	$ 8,010	$ 4,491
Loans charged-off	1,500	[1]	$ 1,208	$ 2,180
MUFG Union Bank [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing receivable, allowance for credit loss	662
Loans charged-off	$ 179

[1]	Includes $179 million of total charge-offs primarily on loans previously charged-off by MUB, which were written up upon acquisition to unpaid principal balance as required by purchase accounting.